Segment Information - Schedule of Segment Profit or Loss, and Assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Segment Profit or Loss, and Assets [Line Items]
Segment revenue		$ 45,265,105		$ 48,505,304		$ 35,838,780
Inter-segment revenue		(244,535)		(11,407)
Revenue from external customers		45,020,570		48,493,897		35,838,780
Cost of revenue		(31,041,513)		(30,755,340)		(23,187,396)
Operating profit (loss)		(44,885,645)		(76,344,202)		(7,395,611)
Depreciation and Amortization		(3,294,977)		(3,240,568)		(2,835,557)
Impairment loss		(39,211,519)		(29,026,050)		(298,424)
Listing expenses	[1],[2]			(38,160,746)
Interest income		18,270		21,773		19,340
Interest expense		(669,840)		(8,167,872)		(298,958)
Purchase of property, plant and equipment		129,868		81,959		100,097
Segment assets		49,019,370		92,915,077		119,616,267
TNL Group [Member]
Schedule of Segment Profit or Loss, and Assets [Line Items]
Segment revenue		20,863,241	[3],[4]	24,636,622	[4]	20,708,223	[5]
Inter-segment revenue		(16,484)	[3],[4]		[4]		[5]
Revenue from external customers		20,846,757	[3],[4]	24,636,622	[4]	20,708,223	[5]
Cost of revenue		(12,276,965)	[3],[4]	(14,001,472)	[4]	(12,515,830)	[5]
Operating profit (loss)		(3,824,677)	[3],[4]	(51,174,681)	[4]	(7,331,667)	[5]
Depreciation and Amortization		(1,581,986)	[3],[4]	(1,609,824)	[4]	(1,646,899)	[5]
Impairment loss			[3],[4]	(3,500,910)	[4]		[5]
Listing expenses	[4]			(38,160,746)
Interest income		15,796	[3],[4]	20,695	[4]	18,131	[5]
Interest expense		(603,454)	[3],[4]	(8,063,217)	[4]	(239,216)	[5]
Purchase of property, plant and equipment		91,139	[3],[4]	60,419	[4]	76,767	[5]
Segment assets		22,307,125	[3],[4]	53,627,184	[4]	53,508,676	[5]
MG Group [Member]
Schedule of Segment Profit or Loss, and Assets [Line Items]
Segment revenue	[6]	24,401,864		23,868,682		15,130,557
Inter-segment revenue	[6]	(228,051)		(11,407)
Revenue from external customers	[6]	24,173,813		23,857,275		15,130,557
Cost of revenue	[6]	(18,764,548)		(16,753,868)		(10,671,566)
Operating profit (loss)	[6]	(41,060,968)		(25,169,521)		(63,944)
Depreciation and Amortization	[6]	(1,712,991)		(1,630,744)		(1,188,658)
Impairment loss	[6]	(39,211,519)		(25,525,140)		(298,424)
Listing expenses	[6]
Interest income	[6]	2,474		1,078		1,209
Interest expense	[6]	(66,386)		(104,655)		(59,742)
Purchase of property, plant and equipment	[6]	38,729		21,540		23,330
Segment assets	[6]	$ 26,712,245		$ 39,287,893		$ 66,107,591

[1]	please refer to Note 11 for details.
[2]	please refer to Note 35 for details.
[3]	From the year ended December 31, 2025, as the scope of management services provided by the Company has been expanded to include the MG Group, the Company has been excluded from the TNL Group from that fiscal year. Accordingly, the accounting treatment has been changed such that the related amounts are adjusted and presented as other corporate items, including (i) other corporate expenses, (ii) other corporate interest income, (iii) other corporate interest expense, and (iv) other corporate segment assets.
[4]	TNL Group includes The News Lens Co., Ltd and all its subsidiaries, Inside Co., Ltd, The News Lens Hong Kong Ltd., Green Quest holding Inc., Dragon Marketing Inc. and Bule Ocean Acquisition Corp.
[5]	TNL Group includes The News Lens Co., Ltd and all its subsidiaries, Inside Co., Ltd, The News Lens Hong Kong Ltd. and TNL MG.
[6]	The Company acquired 100% of MG Group (including TNL Mediagene Inc., Mediagene Inc. and INFOBAHN Inc.) on May 25, 2023, please refer to Note 32 for details.